Stockholders' Deficiency - Schedule of Warrants Activity (Details) (10-K) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	2,191,043	1,783,229	1,783,229	1,464,415
Number of Warrants, Outstanding, Exercisable, Beginning balance	2,191,043	1,783,229	1,783,229	1,464,415
Number of Warrants, Issued	138,824,795	152,372	477,372	318,814
Number of Warrants, Expired		(59,403)	(69,558)
Number of Warrants, Outstanding, Ending balance	124,514,653	1,876,198	2,191,043	1,783,229
Number of Warrants, Outstanding, Exercisable Ending balance	124,514,653	1,876,198	2,191,043	1,783,229
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.87109	$ 2.20393	$ 2.20393	$ 2.68146
Weighted Average Exercise Price, Exercisable Beginning	1.87109	2.20393	2.20393	2.68146
Weighted Average Exercise Price, Issued	0.00153	1.41101	0.79079	1.55618
Weighted Average Exercise Price, Expired		2.65928	2.98989
Weighted Average Exercise Price, Outstanding, Ending			1.87109	2.20393
Weighted Average Exercise Price, Exercisable, Ending	$ 0.03272	$ 2.12512	$ 1.87109	$ 2.20393
Warrants outstanding ,Weighted Average Remaining Contractual Life (in Years), Beginning	3 years 5 months 9 days	3 years 22 days	3 years 22 days	3 years 8 months 23 days
Number of Warrants, Issued weighted Average Remaining Contractual Life (in Years)			4 years 4 months 9 days	4 years 6 months
Warrants outstanding ,Weighted Average Remaining Contractual Life (in Years), Ending	3 years 8 months 16 days	2 years 9 months 14 days	3 years 5 months 9 days	3 years 22 days
Warrants exercisable, Weighted Average Remaining Contractual Life (in Years), Beginning			3 years 22 days	3 years 8 months 23 days
Warrants exercisable, Weighted Average Remaining Contractual Life (in Years), Ending	3 years 9 months 14 days	2 years 9 months 14 days	3 years 5 months 9 days	3 years 22 days